Other Liabilities - Schedule of Other Long-Term Liabilities (Detail) - USD ($) $ in Thousands	Mar. 31, 2023	Mar. 31, 2022
Other Liabilities Disclosure [Abstract]
Deferred credits	$ 9,566	$ 22,643
Long-term incentive plan	5,116	3,786
Accrued severance pay	1,153	1,319
Deferred revenue	616	919
Other	2,655	4,132
Other long-term liabilities	$ 19,106	$ 32,799